Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022
HKD [Member]
Intercompany Foreign Currency Balance [Line Items]
Exchange rate for balance sheet items, except for equity accounts	7.8308	7.8499
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	7.8317		7.8472
SGD [Member]
Intercompany Foreign Currency Balance [Line Items]
Exchange rate for balance sheet items, except for equity accounts	1.3656	1.3294
Exchange rate for items in the statements of income and comprehensive income, and statements of cash flows	1.3443